ENVIRONMENTAL LIABILITIES	12 Months Ended
Dec. 31, 2021
ENVIRONMENTAL LIABILITIES
ENVIRONMENTAL LIABILITIES

NOTE 22 — ENVIRONMENTAL LIABILITIES

The steel industry uses and generates substances that may damage the environment. The Company and its subsidiaries believe they are compliant with all the applicable environmental regulations in the countries where they operate. The Company’s management performs frequent analysis with the purpose of identifying potentially impacted areas and a liability is recorded based on the best estimate of costs for investigation, treatment and cleaning of potentially affected sites. The balances of the provisions are as follows:

	2021	2020
Provision for environmental liabilities	575,709	297,094
Current	231,711	125,992
Non-current	343,998	171,102